Restructuring And Related Charges (Tables)	12 Months Ended
Sep. 30, 2018
Restructuring And Related Charges [Abstract]
Summary Of Restructuring And Related Charges

(in millions)	2018	2017	2016
HHI distribution center consolidation	$52.0	$27.4	$—
PET rightsizing initiative	12.1	8.2	—
Other restructuring activities	11.5	1.9	10.2
Total restructuring and related charges	$75.6	$37.5	$10.2
Reported as:
Cost of goods sold	$3.6	$0.5	$0.4
Operating expense	72.0	37.0	9.8

Summary Of Costs Incurred And Cumulative Costs By Cost Type

	Termination	Other
(in millions)	Benefits	Costs	Total
For the year ended September 30, 2018	$7.8	$67.8	$75.6
For the year ended September 30, 2017	8.0	29.5	37.5
For the year ended September 30, 2016	3.9	6.3	10.2
Cumulative costs through September 30, 2018	14.2	97.4	111.6
Future costs to be incurred	—	3.7	3.7

Rollforward Of Restructuring Accrual

	Termination	Other
(in millions)	Benefits	Costs	Total
Accrual balance at September 30, 2016	$1.2	$0.1	$1.3
Provisions	7.9	9.6	17.5
Cash expenditures	(2.0)	(0.5)	(2.5)
Non-cash items	(0.5)	(0.1)	(0.6)
Accrual balance at September 30, 2017	$6.6	$9.1	$15.7
Provisions	4.9	4.2	9.1
Cash expenditures	(8.4)	(8.6)	(17.0)
Accrual balance at September 30, 2018	$3.1	$4.7	$7.8

Summary Of Costs Incurred By Reporting Segment

(in millions)	HHI	HPC	PET	H&G	Corporate	Total
For the year ended September 30, 2018	$52.8	$0.7	$13.2	$0.8	$8.1	$75.6
For the year ended September 30, 2017	26.6	—	9.1	—	1.8	37.5
For the year ended September 30, 2016	2.3	0.3	6.0	0.4	1.2	10.2
Cumulative costs through September 30, 2018	80.2	0.7	21.4	0.8	8.5	111.6
Future costs to be incurred	3.7	—	—	—	—	3.7